Fair value - Financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities measured at amortized cost
Total gross debt	€ 80,980	€ 99,107	€ 115,110
Carrying value
Financial liabilities measured at amortized cost
Total gross debt	80,980	99,108	115,110
Trade payables	23,230	20,171	17,698
Other liabilities excl. written put option on NCI	330	485	1,276
Total financial liabilities measured at amortized cost	104,540	119,764	134,084
Financial liabilities measured at fair value
Contingent consideration	0	0	0
Cash settled share based payments	9	147	1,223
Written put option on NCI	0	0	875
Derivatives	0	118	140
Total financial liabilities measured at fair value	9	265	2,238
Total non-current	61,020	79,905	98,543
Total current	43,529	40,124	37,779
Fair value
Financial liabilities measured at amortized cost
Total gross debt	78,848	100,417	116,843
Trade payables	23,230	20,171	17,698
Other liabilities excl. written put option on NCI	330	485	1,275
Total financial liabilities measured at amortized cost	102,408	121,073	135,816
Financial liabilities measured at fair value
Contingent consideration	€ 0	€ 0	€ 0